UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund:  BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  10/31/2008

Date of reporting period:  11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
Face
Amount	Asset-Backed Securities**	Value
$1,103,252	Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class A1,
	3.438% due 11/25/2034 (a)	$988,751
2,369,506	Capital Auto Receivables Asset Trust Series 2006-1 Class A3,
	5.03% due 10/15/2009	2,383,108
2,650,000	Chase Issuance Trust Series 2006-A3 Class A3, 3.111%
	due 7/15/2011 (a)	2,634,353
2,600,000	Chase Issuance Trust Series 2007-A17 Class A, 5.12%
	due 10/15/2014	2,703,616
3,100,000	Chase Manhattan Auto Owner Trust Series 2005-B Class A4,
	4.88% due 6/15/2012	3,138,616
3,125,000	Citibank Credit Card Issuance Trust Series 2006-A2 Class A2,
	4.85% due 2/10/2011	3,174,942
2,795,000	Citibank Omni Master Trust Series 2007-A9A Class A9,
	4.211% due 12/23/2013 (a)	2,797,074
2,124,553	DaimlerChrysler Auto Trust Series 2006-A Class A3, 5%
	due 5/08/2010	2,140,724
2,575,000	Discover Card Master Trust I Series 2005-1 Class A, 3.131%
	due 9/16/2010 (a)	2,576,199
2,379,366	Ford Credit Auto Owner Trust Series 2006-A Class A3,
	5.05% due 3/15/2010	2,397,022
2,391,461	Harley-Davidson Motorcycle Trust Series 2005-2 Class A2,
	4.07% due 2/15/2012	2,403,999
1,217,412	Home Equity Asset Trust Series 2007-2 Class 2A1, 3.245%
	due 7/25/2037 (a)	1,180,889
3,075,000	MBNA Credit Card Master Note Trust Series 2006-A1 Class A1,
	4.90% due 7/15/2011	3,127,402
4,050,000	MBNA Credit Card Master Note Trust Series 2006-A4 Class A4,
	3.111% due 9/15/2011 (a)	4,027,657
2,500,000	Maryland Trust, Series 1, Class A, 5.55% due 12/10/2065	2,560,000
1,227,625	Morgan Stanley ABS Capital I Series 2006-HE5 Class A2A,
	3.205% due 8/25/2036 (a)	1,218,614
881,770	Morgan Stanley ABS Capital I Series 2006-NC4 Class A2A,
	3.165% due 6/25/2036 (a)	870,043
706,870	Small Business Administration Participation Certificates Series
	1996-20K Class 1, 6.95% due 11/01/2016	740,005
9,722,139	Sterling Bank Trust Series 2004-2 Class Note, 2.081%
	due 3/30/2030 (g)	243,053
12,656,225	Sterling Coofs Trust Series 1, 2.362% due 4/15/2029 (g)	545,800
93,094	Structured Asset Investment Loan Trust Series 2006-1 Class A1,
	3.456% due 1/25/2036 (a)	92,898
2,017,096	USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%
	due 9/15/2010 (d)	2,032,788
2,275,000	Wachovia Auto Owner Trust Series 2006-A Class A4, 5.38%
	due 3/20/2013	2,324,599
	Total Asset-Backed Securities
	(Cost - $48,818,955) - 12.2%	46,302,152
	U.S. Government & Agency Obligations
189,919	Federal Housing Administration, General Motors Acceptance Corp.
	Projects, Series 37, 7.43% due 5/01/2022	191,819
76,531	Federal Housing Administration, General Motors Acceptance Corp.
	Projects, Series 44, 7.43% due 8/01/2022	78,062
50,160	Federal Housing Administration, Merrill Projects, Series 29, 7.43%
	due 10/01/2020	51,164

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
Face
Amount	U.S. Government & Agency Obligations	Value
$49,253	Federal Housing Administration, Merrill Projects, Series 42, 7.43%
	due 9/25/2022	$50,238
1,715,414	Federal Housing Administration, Reilly Project, Series B-11, 7.40%
		1,749,723
1,709,661	Federal Housing Administration, Westmore Project, 7.25%
	due 4/01/2021	1,743,854
357,100	Overseas Private Investment Corp., 4.09% due 5/29/2012	350,848
1,000,474	Overseas Private Investment Corp., 4.30% due 5/29/2012 (a)	1,030,200
751,519	Overseas Private Investment Corp., 4.64% due 5/29/2012	784,338
424,869	Overseas Private Investment Corp., 4.68% due 5/29/2012	420,204
3,220,654	Overseas Private Investment Corp., 4.87% due 5/29/2012	3,392,158
384,488	Overseas Private Investment Corp., 5.40% due 5/29/2012 (a)	390,109
6,055,000	Resolution Funding Corp., 0% due 4/15/2030 (l)	2,167,121
1,800,000	Tennessee Valley Authority, 5.88% due 4/01/2036	2,110,140
945,000	U.S. Treasury Bonds, 6.625% due 2/15/2027 (l)	1,222,224
7,825,000	U.S. Treasury Notes, 4.25% due 11/15/2017	8,217,471
1,425,000	U.S. Treasury Notes, 4.75% due 2/15/2037	1,518,070
1,925,000	U.S. Treasury Notes, 5% due 5/15/2037	2,132,088
	Total U.S. Government & Agency Obligations
	(Cost - $26,094,354) - 7.3%	27,599,831
	U.S. Government Agency Mortgage-Backed Securities**
	Fannie Mae Guaranteed Pass-Through Certificates (f):
26,128,423	5.00% due 7/01/2035 - 2/15/2038	26,024,188
135,990,848	5.50% due 12/01/2013 - 2/15/2038 (h)(l)	137,992,249
10,992,121	6.00% due 3/01/2016 - 2/15/2038	11,284,054
102,400,000	6.50% due 3/01/2016 - 3/15/2038	106,112,000
84,667	7.00% due 2/01/2024 - 8/01/2036	89,521
	Freddie Mac Mortgage Participation Certificates:
1,454,867	5.07% due 1/01/2035 (a)(l)	1,480,790
4,000,000	5.50% due 2/15/2038 (f)	4,048,752
282,266	6.15% due 1/01/2035 (l)	285,446
96,491	Ginnie Mae MBS Certificates, 8% due 4/15/2024 - 6/15/2025	105,850
	Total U.S. Government Agency Mortgage-Backed Securities
	(Cost - $286,106,648) - 75.6%	287,422,850
	U.S. Government Agency Mortgage-Backed Securities** -
	Collateralized Mortgage Obligations
4,707	Fannie Mae Trust Series 7 Class 2, 8.50% due 4/01/2017 (g)	1,016
9,235	Fannie Mae Trust Series 89 Class 2, 8% due 10/01/2018 (g)	2,121
2,918	Fannie Mae Trust Series 94 Class 2, 9.50% due 8/01/2021 (g)	770
19,807	Fannie Mae Trust Series 203 Class 1, 0% due 2/01/2023 (i)	16,953
13,813	Fannie Mae Trust Series 228 Class 1, 0% due 6/01/2023 (i)	11,715
4,292,235	Fannie Mae Trust Series 378 Class 19, 5% due 6/01/2035 (g)	805,664
18,950	Fannie Mae Trust Series 1990-123 Class M, 1.01%
	due 10/25/2020 (g)	400
11,587,580	Fannie Mae Trust Series 1990-136 Class S, 0.015%
	due 11/25/2020 (g)	15,645
17,268	Fannie Mae Trust Series 1991-38 Class N, 1.009%
	due 4/25/2021 (g)	163
85,757	Fannie Mae Trust Series 1991-46 Class S, 1.403%
	due 5/25/2021 (g)	3,015
52,243	Fannie Mae Trust Series 1991-87 Class S,18.375% due 8/25/2021	68,662
110,251	Fannie Mae Trust Series 1991-99 Class L, 0.93% due 8/25/2021 (g)	2,240
202,692	Fannie Mae Trust Series 1991-139 Class PT, 0.648%
	due 10/25/2021 (g)	2,612

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
Face	U.S. Government Agency Mortgage-Backed Securities** -
Amount	Collateralized Mortgage Obligations	Value
$20,731	Fannie Mae Trust Series 1991-167 Class D, 0% due 10/25/2017 (i)	$20,309
65,428	Fannie Mae Trust Series 1993-51 Class E, 0% due 2/25/2023 (i)	59,651
11,162	Fannie Mae Trust Series 1993-70 Class A, 0% due 5/25/2023 (i)	9,424
842,428	Fannie Mae Trust Series 1994-23 Class PS, 10.937%
	due 4/25/2023 (a)	877,109
322,749	Fannie Mae Trust Series 1997-50 Class SI, 1.20% due 4/25/2023 (g)	10,253
1,557,175	Fannie Mae Trust Series 2003-118 Class FD, 3.535%
	due 12/25/2033 (a)	1,546,397
22,940,553	Fannie Mae Trust Series 2004-90 Class JH, 1.828%
	due 11/25/2034 (g)	1,870,733
2,719,863	Fannie Mae Trust Series 2005-5 Class PK, 5% due 12/25/2034	2,784,726
148	Fannie Mae Trust Series G-7 Class S, 4.25% due 3/25/2021 (a)	2,546
460,227	Fannie Mae Trust Series G-10 Class S, 0.575% due 5/25/2021 (g)	7,507
390,770	Fannie Mae Trust Series G-12 Class S, 0.608% due 5/25/2021 (g)	6,864
249,591	Fannie Mae Trust Series G-17 Class S, 0.58% due 6/25/2021 (g)	4,138
308,684	Fannie Mae Trust Series G-33 Class PV, 1.078% due 10/25/2021 (g)	6,970
1,701,437	Fannie Mae Trust Series G-46 Class H, 1.043% due 12/25/2009 (g)	6,674
93	Fannie Mae Trust Series G-49 Class S, 17.70% due 12/25/2021 (a)	1,557
76,987	Fannie Mae Trust Series G92-5 Class H, 9% due 1/25/2022 (g)	18,452
8,184	Freddie Mac Multiclass Certificates Series 19 Class R, 9.757%
	due 3/15/2020 (g)	1,364
2	Freddie Mac Multiclass Certificates Series 75 Class R, 9.50%	2
	due 1/15/2021
2	Freddie Mac Multiclass Certificates Series 75 Class RS, 18.058%
	due 1/15/2021	2
9,963	Freddie Mac Multiclass Certificates Series 173 Class R, 9%
	due 11/15/2021	10
10	Freddie Mac Multiclass Certificates Series 173 Class RS, 9.112%
	due 11/15/2021	10
23,399	Freddie Mac Multiclass Certificates Series 176 Class M, 1.01%
	due 7/15/2021 (g)	37
2,506	Freddie Mac Multiclass Certificates Series 192 Class U, 1.009%
	due 2/15/2022 (g)	4
1,072	Freddie Mac Multiclass Certificates Series 200 Class R, 98.523%
	due 12/15/2022 (g)	13
6,575,519	Freddie Mac Multiclass Certificates Series 1043 Class H, 0.022%
	due 2/15/2021 (g)	8,042
71,013	Freddie Mac Multiclass Certificates Series 1054 Class I, 0.435%
	due 3/15/2021 (g)	84
54,701	Freddie Mac Multiclass Certificates Series 1056 Class KD, 1.085%
	due 3/15/2021 (g)	55
73,203	Freddie Mac Multiclass Certificates Series 1057 Class J, 1.008%
	due 3/15/2021 (g)	81
204,391	Freddie Mac Multiclass Certificates Series 1148 Class E, 0.593%
	due 10/15/2021 (g)	271
36,444	Freddie Mac Multiclass Certificates Series 1179 Class O, 1.009%
	due 11/15/2021 (g)	42
146,793	Freddie Mac Multiclass Certificates Series 1254 Class Z, 8.50%
	due 4/15/2022 (g)	27,822
367,092	Freddie Mac Multiclass Certificates Series 1611 Class JC, 10%
	due 8/15/2023 (a)	383,066

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
	Face	U.S. Government Agency Mortgage-Backed Securities** -
	Amount	Collateralized Mortgage Obligations	Value
	$80,326	Freddie Mac Multiclass Certificates Series 1739 Class B,
		0% due 2/15/2024 (g)	$75,082
	188,971	Freddie Mac Multiclass Certificates Series 1831 Class PG, 6.50%
		due 3/15/2011 (g)	10,107
	5,583,800	Freddie Mac Multiclass Certificates Series 2611 Class QI, 5.50%
		due 9/15/2032 (g)	999,294
	3,111,096	Freddie Mac Multiclass Certificates Series 2806 Class VC, 6%
		due 12/15/2019	3,256,110
	6,000,000	Freddie Mac Multiclass Certificates Series 2874 Class BC, 5%
		due 10/15/2019	6,065,101
	1,390,000	Freddie Mac Multiclass Certificates Series 2883 Class DR, 5%
		due 11/15/2019	1,403,970
	1,725,000	Freddie Mac Multiclass Certificates Series 2968 Class EG, 6%
		due 10/15/2034	1,784,437
	7,272,429	Freddie Mac Multiclass Certificates Series 3174 Class PZ, 5%
		due 1/15/2036	6,865,460
	1,485,353	Ginnie Mae Trust Series 2004-65 Class VA, 6% due 6/20/2015	1,557,200
		Total U.S. Government Agency Mortgage-Backed Securities -
		Collateralized Mortgage Obligations
		(Cost - $30,358,864) - 8.0%	30,601,952
		Non-U.S. Government Agency Mortgage-Backed Securities**
Collateralized Mortgage	4,965,657	Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.344%
Obligations - 5.1%		due 8/25/2035 (a)	4,923,988
	152,424	Collateralized Mortgage Obligation Trust Series 40 Class R, 0.58%
		due 4/01/2018 (g)	152
	24,228	Collateralized Mortgage Obligation Trust Series 42 Class R, 6%
		due 10/01/2014 (g)	1,572
	1,700,000	Countrywide Alternative Loan Trust Series 2005-64CB
		Class 1A15, 5.50% due 12/25/2035	1,592,413
	3,738,749	GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%
		due 6/19/2027 (g)	74,775
	5,110,467	GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%
		due 7/25/2035 (a)	5,057,312
	5,936	Painewebber Trust Series 88M, 13.80% due 9/01/2018	0
	6,942,490	Residential Funding Securities LLC Series 2003-RM2 Class AI5,
		8.50% due 5/25/2033	7,457,148
	1,175,589	Salomon Brothers Mortgage Securities VII, Inc. Series 2000-1
		Class IO, 0.492% due 3/25/2022 (g)	94
	1,728	Summit Mortgage Trust Series 2000-1 Class B1, 6.65%
		due 12/28/2012 (a)	1,728
	300,000	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4
		Class 2A4, 5.774% due 4/25/2036 (a)	302,536
			19,411,718
Commercial Mortgage-	2,320,000	Bear Stearns Commercial Mortgage Securities Series 2005-PWR7
Backed Securities - 14.1%		Class A2, 4.945% due 2/11/2041	2,288,968
	2,970,000	CS First Boston Mortgage Securities Corp. Series 2002-CP5
		Class A2, 4.94% due 12/15/2035	2,938,604
	3,025,000	CW Capital Cobalt Ltd. Series 2007-C3 Class A4, 5.82%
		due 5/15/2046 (e)	3,064,778
	3,075,000	Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2007-CD5 Class A4, 5.886% due 11/15/2044 (a)	3,140,682
	2,400,000	Credit Suisse Mortgage Capital Certificates Series 2007-C2
		Class A3, 5.542% due 1/15/2049 (a)	2,376,391

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
	Amount	Non-U.S. Government Agency Mortgage-Backed Securities**	Value
	$2,332,116	DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B,
		due 11/10/2033	$2,443,754
	2,630,000	First Union-Lehman Brothers-Bank of America Series 1998-C2
		Class D, 6.778% due 11/18/2035	2,793,869
	2,058,945	First Union National Bank Commercial Mortgage Series 2000-C2
		Class A2, 7.202% due 10/15/2032	2,159,416
	2,310,000	GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3,
		6.269% due 12/10/2035	2,410,505
	2,580,000	GMAC Commercial Mortgage Securities, Inc. Series 2002-C3
		Class A2, 4.93% due 7/10/2039	2,558,084
	2,475,000	GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
		Class A4, 4.547% due 12/10/2041	2,431,038
	3,040,000	GS Mortgage Securities Corp. II Series 2007-GG10 Class A4,
		due 8/10/2045 (a)	3,078,251
	1,990,000	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2001-C1 Class A3, 5.857% due 10/12/2035	2,042,961
	2,380,000	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2004-CBX Class A4, 4.529% due 1/12/2037	2,342,357
	1,065,000	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2006-LDP9 Class A3, 5.336% due 5/15/2047	1,040,466
	2,530,000	LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A3,
		4.975% due 6/15/2029 (a)	2,548,584
	2,500,000	LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4,
		5.858% due 7/15/2040 (a)	2,528,801
	5,000,000	LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3,
		5.866% due 9/15/2045 (a)	5,019,500
	23,207	Morgan Stanley Capital I Series 1997-HF1 Class X,
		3.438% due 7/15/2029 (g)	1
	1,520,000	Morgan Stanley Capital I Series 2005-HQ6 Class A4A, 4.989%
		due 8/13/2042	1,497,108
	1,360,000	Morgan Stanley Capital I Series 2007-IQ16 Class A4, 5.809%
		due 12/12/2049	1,368,022
	1,105,000	Morgan Stanley Capital I Series 2007-T27 Class A4,
		5.804% due 6/13/2042 (a)	1,109,410
	1,305,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25
		Class A4, 5.954% due 5/15/2043 (a)	1,324,567
	1,105,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33
		Class A4, 5.903% due 2/15/2051 (a)	1,129,437
			53,635,554
		Total Non-Government Agency Mortgage-Backed Securities
		(Cost - $73,430,640) - 19.2%	73,047,272
Industry		Corporate Bonds
Aerospace & Defense - 0.8%	450,000	CHC Helicopter Corp., 7.375% due 5/01/2014	415,125
	80,000	DRS Technologies, Inc., 6.875% due 11/01/2013	78,400
	80,000	DRS Technologies, Inc., 7.625% due 2/01/2018	79,000
	150,000	Hexcel Corp., 6.75% due 2/01/2015	144,750
	915,000	Honeywell International, Inc., 5.70% due 3/15/2037	889,625
	140,000	TransDigm, Inc., 7.75% due 7/15/2014	140,700
	1,250,000	United Technologies Corp., 4.875% due 5/01/2015 (l)	1,260,749
			3,008,349

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Air Freight & Logistics - 0.7%	$165,000	Park-Ohio Industries, Inc., 8.375% due 11/15/2014	$134,062
	2,500,000	United Parcel Service, Inc., 6.20% due 1/15/2038	2,622,855
			2,756,917
Airlines - 0.0%	120,000	American Airlines, Inc. Series 99-1, 7.324% due 4/15/2011	117,600
Auto Components - 0.1%	410,000	Lear Corp., 8.75% due 12/01/2016	364,900
	295,000	Metaldyne Corp., 10% due 11/01/2013	212,400
			577,300
Biotechnology - 0.3%	1,325,000	Amgen, Inc., 5.133% due 11/28/2008 (a)(d)(l)	1,324,550
Building Products - 0.3%	230,000	CPG International I, Inc., 10.50% due 7/01/2013	204,700
	370,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	400,192
	440,000	Momentive Performance Materials, Inc., 11.50% due 12/01/2016	343,750
	50,000	Momentive Performance Materials, Inc. Series WI,
		9.75% due 12/01/2014	45,250
			993,892
Capital Markets - 6.6%	1,400,000	The Bear Stearns Cos., Inc., 6.95% due 8/10/2012	1,448,936
	700,000	Credit Suisse First Boston Inc., 6.125% due 11/15/2011 (h)	744,456
	1,000,000	Credit Suisse (USA) Inc., 7.125% due 7/15/2032	1,129,300
	1,000,000	The Goldman Sachs Group, Inc., 6.60% due 1/15/2012	1,081,216
	5,390,000	The Goldman Sachs Group, Inc., 5.45% due 11/01/2012 (l)	5,640,312
	1,020,000	The Goldman Sachs Group, Inc., 6.25% due 9/01/2017	1,081,537
	1,500,000	Lehman Brothers Holdings, Inc., 6% due 7/19/2012 (l)	1,537,260
	100,000	Lehman Brothers Holdings, Inc., 4.80% due 3/13/2014	93,752
	225,000	Lehman Brothers Holdings, Inc., 6.50% due 7/19/2017	229,950
	575,000	Lehman Brothers Holdings, Inc., 6.691% due 9/15/2022 (a)	552,546
	550,000	Lehman Brothers Holdings, Inc. Series MTN, 7% due 9/27/2027	557,436
	3,620,000	Morgan Stanley, 4.793% due 1/09/2012 (a)(l)	3,482,241
	1,200,000	Morgan Stanley, 6.25% due 8/28/2017 (l)	1,246,144
	2,100,000	Morgan Stanley, 6.25% due 8/09/2026 (l)	2,074,552
	1,925,000	UBS AG Series DPNT, 5.875% due 12/20/2017 (l)	2,020,853
	2,000,000	UBS Preferred Funding Trust I, 8.622% (j)(l)	2,186,324
			25,106,815
Chemicals - 0.8%	280,000	American Pacific Corp., 9% due 2/01/2015	275,800
	720,000	Ames True Temper, Inc., 8.258% due 1/15/2012 (a)	583,200
	30,000	Chemtura Corp., 6.875% due 6/01/2016	27,300
	72,000	Huntsman LLC, 11.50% due 7/15/2012	76,320
	1,020,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (d)	795,600
	975,000	Innophos, Inc., 8.875% due 8/15/2014	957,938
	565,000	Key Plastics LLC, 11.75% due 3/15/2013 (d)	423,750
			3,139,908
Commercial Banks - 4.8%	2,175,000	Barclays Bank Plc, 7.434% (a)(d)(j)(l)	2,274,974
	1,000,000	Credit Agricole SA, 6.637% (a)(d)(j)	909,475
	4,150,000	Depfa ACS Bank, 5.125% due 3/16/2037 (d)	4,053,438
	1,275,000	HSBC Finance Corp., 6.50% due 5/02/2036	1,253,793
	2,600,000	Royal Bank of Scotland Plc Series MTN, 7.64% (a)(j)(l)	2,662,941
	1,125,000	Societe Generale, 5.922% (a)(d)(j)	1,037,792

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$2,125,000	Wachovia Bank NA, 6.60% due 1/15/2038 (l)	$2,110,739
	1,000,000	Wells Fargo & Co., 4.625% due 8/09/2010 (l)	1,018,880
	2,000,000	Wells Fargo Bank NA, 7.55% due 6/21/2010 (l)	2,168,866
	610,000	Wells Fargo Bank NA, 5.95% due 8/26/2036	598,364
			18,089,262
Commercial Services &	2,250,000	Casella Waste Systems, Inc., 9.75% due 2/01/2013	2,244,375
Supplies - 1.5%	1,363,000	DI Finance Series B, 9.50% due 2/15/2013	1,420,928
	125,000	FTI Consulting, Inc., 7.75% due 10/01/2016	129,375
	136,000	Sally Holdings LLC, 10.50% due 11/15/2016 (d)	120,700
	600,000	Waste Services, Inc., 9.50% due 4/15/2014	558,000
	1,210,000	West Corp., 11% due 10/15/2016	1,101,100
			5,574,478
Communications	1,435,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (a)	1,334,550
Equipment - 0.3%
Computers &	3,450,000	International Business Machines Corp., 5.70% due 9/14/2017 (l)	3,624,215
Peripherals - 1.0%
Consumer Finance - 0.1%	600,000	SLM Corp. Series A, 3.631% due 1/27/2014 (a)	488,444
Containers & Packaging - 0.8%	190,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (a)	155,800
	290,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	257,375
	150,000	Crown Americas LLC, 7.75% due 11/15/2015	152,625
	330,000	Impress Holdings BV, 7.383% due 9/15/2013 (a)(d)	303,600
	1,626,000	Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009	1,626,000
	535,000	Pregis Corp., 12.375% due 10/15/2013	537,675
			3,033,075
Diversified Financial	2,450,000	Bank of America Corp., 7.80% due 2/15/2010 (l)	2,643,881
Services - 10.5%	2,850,000	Bank of America Corp., 6% due 9/01/2017 (l)	2,967,312
	3,465,000	Bank of America Corp., 5.75% due 12/01/2017 (l)	3,565,069
	1,400,000	Bank of America Corp. Series K, 8% (a)(j)	1,454,250
	600,000	Bank of America NA, 5.30% due 3/15/2017	597,106
	1,975,000	Bank of America NA, 6.10% due 6/15/2017 (l)	2,044,271
	5,230,000	Citigroup, Inc., 4.125% due 2/22/2010 (h)(l)	5,245,700
	600,000	Citigroup, Inc., 5.875% due 2/22/2033	556,694
	1,200,000	Citigroup, Inc., 6.125% due 8/25/2036 (l)	1,143,347
	555,000	Citigroup, Inc., 5.875% due 5/29/2037	522,872
	1,500,000	Citigroup, Inc., 8.30% due 12/21/2077 (a)	1,617,068
	550,000	Citigroup, Inc., 6.875% due 2/15/2098	546,415
	120,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (a)	101,081
	380,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	336,576
	3,000,000	General Electric Capital Corp., 6.75% due 3/15/2032 (l)	3,280,527
	7,610,000	General Electric Capital Corp., 6.15% due 8/07/2037 (l)	7,703,565
	1,575,000	JPMorgan Chase & Co., 6% due 1/15/2018 (l)	1,634,538
	4,375,000	JPMorgan Chase Capital XXV, 6.80% due 10/01/2037 (l)	4,134,725
			40,094,997
Diversified	4,075,000	AT&T, Inc., 6.50% due 9/01/2037 (l)	4,154,748
Telecommunication	1,700,000	BellSouth Telecommunications, Inc., 6.405% due 12/15/2095 (c)	871,988
Services - 4.2%	470,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	470,000
	325,000	Deutsche Telekom International Finance BV, 5.75% due 3/23/2016	330,544

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$55,000	Qwest Communications International, Inc., 7.50% due 2/15/2014	$54,450
	375,000	Qwest Corp., 8.241% due 6/15/2013 (a)	365,625
	4,375,000	Telecom Italia Capital SA, 4.95% due 9/30/2014 (l)	4,250,186
	1,000,000	Telefonica Emisiones SAU, 7.045% due 6/20/2036	1,104,627
	575,000	Verizon Global Funding Corp., 7.75% due 6/15/2032	669,920
	1,355,000	Verizon Maryland, Inc. Series A, 6.125% due 3/01/2012 (l)	1,430,526
	540,000	Verizon Maryland, Inc. Series B, 5.125% due 6/15/2033	460,010
	750,000	Verizon Virginia, Inc. Series A, 4.625% due 3/15/2013	733,879
	360,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (d)	381,600
	410,000	Windstream Corp., 8.125% due 8/01/2013	420,250
	250,000	Windstream Corp., 8.625% due 8/01/2016	258,750
			15,957,103
Electric Utilities - 4.1%	1,300,000	The Cleveland Electric Illuminating Co., 5.95% due 12/15/2036	1,191,185
	400,000	Consolidated Edison Co. of New York, Inc., 6.20% due 6/15/2036	399,856
	450,000	DTE Energy Co., 6.35% due 6/01/2016 (d)	468,036
	325,000	Duke Energy Carolinas LLC, 6.10% due 6/01/2037	327,542
	850,000	Duke Energy Carolinas LLC, 6% due 1/15/2038	859,209
	1,250,000	EDP Finance BV, 6% due 2/02/2018 (d)(l)	1,281,514
	130,000	Edison Mission Energy, 7.50% due 6/15/2013	132,925
	182,092	Elwood Energy LLC, 8.159% due 7/05/2026	179,753
	1,675,000	Energy East Corp., 6.75% due 7/15/2036	1,695,750
	480,000	FirstEnergy Corp. Series B, 6.45% due 11/15/2011	506,905
	575,000	Florida Power & Light Co., 4.95% due 6/01/2035	506,073
	83,480	Midwest Generation LLC Series B, 8.56% due 1/02/2016	89,846
	350,000	Ohio Edison Co., 6.875% due 7/15/2036	362,172
	650,000	PacifiCorp., 6.25% due 10/15/2037	672,147
	1,450,000	Progress Energy Florida, Inc., 6.35% due 9/15/2037	1,529,769
	1,350,000	Public Service Co. of Colorado, 6.25% due 9/01/2037	1,401,739
	675,000	Southern California Edison Co., 5.625% due 2/01/2036	645,092
	150,000	Southern California Edison Co. Series 05-E, 5.35% due 7/15/2035	137,856
	1,100,000	Southern California Edison Co. Series 08-A, 5.95% due 2/01/2038	1,099,683
	2,200,000	Virginia Electric and Power Co. Series A, 6% due 5/15/2037 (l)	2,178,196
			15,665,248
Electrical Equipment - 0.2%	950,000	Superior Essex Communications LLC, 9% due 4/15/2012	893,000

Electronic	140,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	121,100
Equipment &	1,140,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	994,650
Instruments - 0.3%			1,115,750
Energy Equipment &	60,000	Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015	59,100
Services - 0.7%	100,000	Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017	99,000
	90,000	Grant Prideco, Inc. Series B, 6.125% due 8/15/2015	92,025
	85,000	North American Energy Partners, Inc., 8.75% due 12/01/2011	82,875
	350,000	SemGroup LP, 8.75% due 11/15/2015 (d)	327,250

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$1,175,000	Transocean, Inc., 6.80% due 3/15/2038	$1,222,492
	625,000	Weatherford International, Inc., 6.80% due 6/15/2037	647,693
			2,530,435
Food & Staples	850,000	CVSCaremark Corp., 6.25% due 6/01/2027	847,075
Retailing - 1.0%	860,000	Rite Aid Corp., 7.50% due 3/01/2017	737,450
	1,975,000	Wal-Mart Stores, Inc., 6.50% due 8/15/2037	2,071,337
			3,655,862
Food Products - 0.5%	1,670,000	Kraft Foods, Inc., 7% due 8/11/2037 (l)	1,723,104
Gas Utilities - 0.3%	150,000	El Paso Natural Gas Co., 8.375% due 6/15/2032	174,872
	500,000	ONEOK Partners LP, 6.65% due 10/01/2036	496,649
	360,000	Targa Resources, Inc., 8.50% due 11/01/2013	339,300
			1,010,821
Health Care Equipment	1,530,000	ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (d)	1,453,500
& Supplies - 0.4%
Health Care Providers &	1,640,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	1,439,100
Services - 0.4%
Hotels, Restaurants &	350,000	American Real Estate Partners LP, 7.125% due 2/15/2013	324,625
Leisure - 0.3%	250,000	Gaylord Entertainment Co., 6.75% due 11/15/2014	215,000
	325,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (d)	310,375
	290,000	Seneca Gaming Corp. Series B, 7.25% due 5/01/2012	281,300
	50,000	Universal City Florida Holding Co. I, 7.989% due 5/01/2010 (a)	48,250
	25,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	24,094
			1,203,644
Household Durables - 0.3%	575,000	Irwin Land LLC Series A-1, 5.03% due 12/15/2025	514,211
	780,000	Irwin Land LLC Series A-2, 5.30% due 12/15/2035	689,481
			1,203,692
Household Products - 0.3%	975,000	Kimberly-Clark, Corp., 6.625% due 8/01/2037	1,063,087
IT Services - 0.4%	270,000	iPayment, Inc., 9.75% due 5/15/2014	249,750
	934,116	iPayment Investors LP, 12.75% due 7/15/2014 (b)(d)	918,937
	195,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	197,925
	151,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015	151,000
			1,517,612
Independent Power	50,000	NRG Energy, Inc., 7.25% due 2/01/2014	48,688
Producers & Energy	285,000	NRG Energy, Inc., 7.375% due 2/01/2016	275,381
Traders - 0.1%	140,000	Orion Power Holdings, Inc., 12% due 5/01/2010	152,250
			476,319
Industrial	1,700,000	3M Co., 5.70% due 3/15/2037	1,736,496
Conglomerates - 0.5%
Insurance - 3.5%	2,150,000	The Allstate Corp., 6.50% due 5/15/2057 (a)(l)	1,959,265
	2,525,000	Berkshire Hathaway Finance Corp., 3.375% due 10/15/2008 (l)	2,529,565

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$1,415,000	Chubb Corp., 6% due 5/11/2037 (l)	$1,338,607
	1,020,000	Hartford Life Global Funding Trusts, 5.161% due 9/15/2009 (a)	1,020,279
	750,000	Lincoln National Corp., 6.05% due 4/20/2067 (a)	700,402
	1,200,000	MetLife, Inc., 5.70% due 6/15/2035	1,099,105
	1,990,000	Monument Global Funding Ltd., 3.299% due 6/16/2010 (a)	1,953,185
	665,000	Progressive Corp., 6.70% due 6/15/2037 (a)	632,329
	950,000	Prudential Financial, Inc., 5.70% due 12/14/2036	861,723
	750,000	The Travelers Cos., Inc., 6.25% due 3/15/2067 (a)	713,182
	575,000	ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (a)(d)	524,987
			13,332,629
Leisure Equipment &	250,000	Quiksilver, Inc., 6.875% due 4/15/2015	193,750
Products - 0.1%
Machinery - 0.6%	400,000	AGY Holding Corp., 11% due 11/15/2014 (d)	376,000
	305,000	Accuride Corp., 8.50% due 2/01/2015	240,950
	540,000	RBS Global, Inc., 9.50% due 8/01/2014	487,350
	450,000	RBS Global, Inc., 11.75% due 8/01/2016	382,500
	1,050,000	Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (d)	861,000
			2,347,800
Marine - 0.4%	1,100,000	Nakilat, Inc. Series A, 6.067% due 12/31/2033 (d)	1,028,049
	339,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (d)	325,440
			1,353,489
Media - 7.8%	540,000	Affinion Group, Inc., 10.125% due 10/15/2013	534,600
	200,000	Affinion Group, Inc., 11.50% due 10/15/2015	185,000
	125,000	American Media Operations, Inc. Series B, 10.25% due 5/01/2009	93,125
	690,000	CMP Susquehanna Corp., 9.875% due 5/15/2014	476,100
	161,000	Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (a)	161,000
	1,010,000	Charter Communications Holdings I, LLC, 11% due 10/01/2015	723,413
	1,175,000	Charter Communications Holdings II, LLC, 10.25% due 9/15/2010	1,112,413
	1,415,000	Comcast Cable Communications Holdings, Inc., 8.375%
		due 3/15/2013	1,600,242
	1,000,000	Comcast Cable Communications LLC, 6.75% due 1/30/2011	1,053,442
	1,805,000	Comcast Corp., 6.95% due 8/15/2037	1,855,121
	85,000	Dex Media West LLC, 9.875% due 8/15/2013	86,700
	140,000	DirecTV Holdings LLC, 8.375% due 3/15/2013	144,725
	180,000	Echostar DBS Corp., 5.75% due 10/01/2008	180,000
	320,000	Echostar DBS Corp., 7% due 10/01/2013	320,800
	75,000	Echostar DBS Corp., 7.125% due 2/01/2016	74,906
	665,000	Idearc, Inc., 8% due 11/15/2016	595,175
	920,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (a)	940,700
	100,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (a)	100,000
	450,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016	448,875
	515,000	Intelsat Corp., 9% due 6/15/2016	511,138
	275,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	273,969
	195,000	Network Communications, Inc., 10.75% due 12/01/2013	179,888
	2,475,000	News America Holdings, Inc., 8.45% due 8/01/2034 (l)	3,008,595
	145,000	News America Holdings, Inc., 8.15% due 10/17/2036	165,689
	1,100,000	Nielsen Finance LLC, 10% due 8/01/2014	1,111,000

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$82,000	PanAmSat Corp., 9% due 8/15/2014	$81,384
	500,000	Paxson Communications Corp., 7.508% due 1/15/2012 (a)(d)	450,000
	950,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	814,625
	225,000	Rainbow National Services LLC, 8.75% due 9/01/2012 (d)	227,531
	1,070,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (d)	1,136,875
	70,000	Sirius Satellite Radio, Inc., 9.625% due 8/01/2013	59,850
	1,495,000	TCI Communications, Inc., 8.75% due 8/01/2015	1,755,901
	1,100,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (d)	1,001,000
	800,000	Time Warner Cable, Inc., 6.55% due 5/01/2037	792,490
	3,000,000	Time Warner Cos., Inc., 9.125% due 1/15/2013 (l)	3,436,197
	1,635,000	Time Warner Cos., Inc., 7.57% due 2/01/2024	1,736,475
	570,000	Vertis, Inc., 9.75% due 4/01/2009	487,350
	977,000	Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (d)	889,070
	1,294,000	Young Broadcasting, Inc., 10% due 3/01/2011	964,030
			29,769,394
Metals & Mining - 2.2%	1,115,000	AK Steel Corp., 7.75% due 6/15/2012	1,109,425
	600,000	Falconbridge Ltd., 6% due 10/15/2015	606,709
	1,550,000	Falconbridge Ltd., 6.20% due 6/15/2035	1,375,363
	720,000	Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (a)	706,500
	1,275,000	Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017	1,354,688
	1,570,000	Teck Cominco Ltd., 6.125% due 10/01/2035	1,411,275
	1,875,000	Xstrata Finance Canada Ltd., 5.80% due 11/15/2016 (d)	1,789,719
			8,353,679
Multi-Utilities - 0.1%	550,000	CMS Energy Corp., 6.55% due 7/17/2017	539,154
Multiline Retail - 0.2%	840,000	Macy's Retail Holding, Inc., 5.90% due 12/01/2016	782,978
Oil, Gas & Consumable	2,625,000	Anadarko Petroleum Corp., 6.45% due 9/15/2036 (l)	2,676,676
Fuels - 5.4%	160,000	Berry Petroleum Co., 8.25% due 11/01/2016	162,400
	950,000	Burlington Resources Finance Co., 7.40% due 12/01/2031	1,128,216
	500,000	Canadian Natural Resources, Ltd., 6.25% due 3/15/2038	475,194
	950,000	Canadian Natural Resources, Ltd., 6.75% due 2/01/2039	967,175
	380,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	317,300
	175,000	Chesapeake Energy Corp., 6.375% due 6/15/2015	169,750
	20,000	Chesapeake Energy Corp., 6.875% due 11/15/2020	19,300
	90,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	83,250
	150,000	Conoco Funding Co., 7.25% due 10/15/2031	176,507
	1,497,000	ConocoPhillips Australia Funding Co., 4.643% due 4/09/2009 (a)(l)	1,491,018
	150,000	ConocoPhillips Canada Funding Co., 5.95% due 10/15/2036	153,112
	700,000	ConocoPhillips Holding Co., 6.95% due 4/15/2029	801,133
	350,000	Devon Energy Corp., 7.95% due 4/15/2032	428,730
	435,000	EXCO Resources, Inc., 7.25% due 1/15/2011	415,425
	70,000	EnCana Corp., 6.50% due 8/15/2034	71,773
	775,000	EnCana Corp., 6.625% due 8/15/2037	807,276
	675,000	EnCana Corp., 6.50% due 2/01/2038	699,844
	50,000	Encore Acquisition Co., 6% due 7/15/2015	45,125

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
	Face
Industry	Amount	Corporate Bonds	Value
	$60,000	Encore Acquisition Co., 7.25% due 12/01/2017	$57,750
	255,000	KCS Energy, Inc., 7.125% due 4/01/2012	242,250
	800,000	MidAmerican Energy Holdings Co., 5.80% due 10/15/2036	777,928
	950,000	MidAmerican Energy Holdings Co., 5.95% due 5/15/2037	916,509
	1,725,000	MidAmerican Energy Holdings Co., 6.50% due 9/15/2037	1,782,222
	600,000	Nexen, Inc., 6.40% due 5/15/2037	580,538
	490,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (d)	480,200
	350,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	328,125
	400,000	Suncor Energy, Inc., 6.50% due 6/15/2038	407,883
	600,000	TransCanada PipeLines Ltd., 5.85% due 3/15/2036	567,452
	550,000	Valero Energy Corp., 6.625% due 6/15/2037	543,281
	40,000	Whiting Petroleum Corp., 7.25% due 5/01/2012	39,600
	375,000	Whiting Petroleum Corp., 7.25% due 5/01/2013	369,375
	2,125,000	XTO Energy, Inc., 6.75% due 8/01/2037 (l)	2,267,290
			20,449,607
Paper & Forest	415,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	282,200
Products - 0.2%	90,000	Bowater, Inc., 7.991% due 3/15/2010 (a)	71,100
	80,000	Domtar Corp., 7.125% due 8/15/2015	77,000
	485,000	NewPage Corp., 10% due 5/01/2012	482,575
			912,875
Pharmaceuticals - 2.4%	1,135,000	Bristol-Myers Squibb Co., 5.875% due 11/15/2036	1,100,439
	2,495,000	Eli Lilly & Co., 5.55% due 3/15/2037 (l)	2,390,357
	1,200,000	Johnson & Johnson, 5.95% due 8/15/2037 (l)	1,300,600
	1,250,000	Schering-Plough Corp., 6.55% due 9/15/2037	1,261,018
	1,175,000	Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036	1,168,465
	1,775,000	Wyeth, 5.95% due 4/01/2037 (l)	1,750,654
			8,971,533
Real Estate Investment	1,000,000	AvalonBay Communities, Inc., 6.625% due 9/15/2011	1,030,444
Trusts (REITs) - 0.8%	725,000	Rouse Co. LP, 3.625% due 3/15/2009	687,732
	1,715,000	Rouse Co. LP, 5.375% due 11/26/2013	1,508,351
			3,226,527
Road & Rail - 0.3%	30,000	Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (a)	25,500
	120,000	Britannia Bulk Plc, 11% due 12/01/2011	119,700
	1,000,000	Canadian National Railway Co., 6.375% due 10/15/2011	1,064,939
			1,210,139
Semiconductors &	90,000	Amkor Technology, Inc., 7.75% due 5/15/2013	80,550
Semiconductor	115,000	Amkor Technology, Inc., 9.25% due 6/01/2016	108,244
Equipment - 0.2%	160,000	Freescale Semiconductor, Inc., 8.866% due 12/15/2014 (a)	115,200
	715,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (b)	541,613
			845,607
Software - 0.1%	201,845	BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(b)(d)	197,556
Specialty Retail - 0.6%	160,000	AutoNation, Inc., 6.258% due 4/15/2013 (a)	134,000
	170,000	AutoNation, Inc., 7% due 4/15/2014	151,300
	500,000	General Nutrition Centers, Inc., 10.009% due 3/15/2014 (b)	410,000
	450,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	362,250
	362,000	Lazy Days' R.V. Center, Inc., 11.75% due 5/15/2012	282,360

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
	Face
Industry	Amount	Corporate Bonds	Value
	$530,000	Michaels Stores, Inc., 10% due 11/01/2014	$471,700
	625,000	Michaels Stores, Inc., 11.375% due 11/01/2016	506,250
			2,317,860
Tobacco - 0.1%	250,000	Reynolds American, Inc., 7.625% due 6/01/2016	264,764
Wireless	105,000	Cricket Communications, Inc., 9.375% due 11/01/2014	95,550
Telecommunication	270,000	Digicel Group Ltd., 8.875% due 1/15/2015 (d)	238,275
Services - 1.2%	120,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	110,400
	935,000	Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (d)	949,025
	1,205,000	Sprint Capital Corp., 6.875% due 11/15/2028	1,010,985
	1,250,000	Sprint Capital Corp., 8.75% due 3/15/2032	1,226,209
	1,000,000	Vodafone Group Plc, 7.75% due 2/15/2010	1,066,955
			4,697,399
		Total Corporate Bonds (Cost - $264,955,112) - 68.8%	261,675,865
	Shares
	Held	Preferred Stocks
Capital Markets - 0.4%	60,000	Deutsche Bank Contingent Capital Trust II, 6.55%	1,467,600
Commercial Banks - 1.0%	150,000	Wachovia Corp. Series J, 8%	3,955,500
Diversified Financial	26,000	Citigroup, Inc. Series AA, 8.125%	681,720
Services - 0.2%
Thrifts & Mortgage	123,150	Fannie Mae, 8.25%	3,253,623
Finance - 1.5%	88,600	Freddie Mac Series Z, 8.375%	2,378,910
			5,632,533
		Total Preferred Stocks (Cost - $11,193,750) - 3.1%	11,737,353
	Beneficial
	Interest	Other Interests (e)
Health Care	$1,895	Critical Care Systems International, Inc. (f)	637
Providers & Services - 0.0%
		Total Other Interests (Cost - $0) - 0.0%	637
	Number of
	Contracts+	Options Purchased (k)
Call Options	14	Receive a fixed rate of 5.12% and pay a floating rate based on 3-
		month USD LIBOR, expiring November 2010, Broker Lehman
		Brothers Special Financing	520,730
	7	Receive a fixed rate of 5.39% and pay a floating rate based on 3-
		month LIBOR, expiring March 2012, Broker Lehman Brothers
		Special Financing	433,394
	12	Receive a fixed rate of 5.47% and pay a floating rate based on 3-
		month LIBOR, expiring May 2012, Broker Bank of America NA	731,112

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Number of
	Contracts+	Options Purchased (k)	Value
	8	Receive a fixed rate of 5.79% and pay a floating rate based on 3-
		month LIBOR, expiring August 2010, Broker Goldman Sachs
		Capital Markets, L.P.	$705,592
	8	Receive a fixed rate of 6.025% and pay a floating rate based on 3-
		month LIBOR, expiring June 2012, Broker Lehman Brothers Special
		Financing	641,100
			3,031,928
Put Options	14	Pay a fixed rate of 5.12% and receive a floating rate based on 3-
		month USD LIBOR, expiring November 2010, Broker Lehman
		Brothers Special Financing	307,566
	7	Pay a fixed rate of 5.39% and receive a floating rate based on 3-
		month LIBOR, expiring March 2012, Broker Lehman Brothers
		Special Financing	404,719
	12	Pay a fixed rate of 5.47% and receive a floating rate based 3-month
		LIBOR, expiring May 2012, Broker Bank of America NA	555,000
	8	Pay a fixed rate of 5.79% and received a floating rate based on 3-
		month USD LIBOR, expiring August 2010, Broker Goldman Sachs
		Capital Markets, L.P.	202,936
	8	Pay a fixed rate of 6.025% and receive a floating rate based on 3-
		month LIBOR, expiring June 2012, Broker Lehman Brothers Special
		Financing	272,734
			1,742,955
		Total Options Purchased
		(Premiums Paid - $3,608,978) - 1.2%	4,774,883
		Total Investments Before TBA Sale Commitments,
		Investments Sold Short and Options Written
		(Cost - $744,567,301*) - 195.4%	743,162,795
	Face Amount	TBA Sale Commitments
	$(26,100,000)	Fannie Mae Guaranteed Pass-Through Certificates 5%
		due 7/01/2035 - 2/15/2038	(25,993,825)
	(132,400,000)	Fannie Mae Guaranteed Pass-Through Certificates 5.50%
		due 12/01/2013 - 2/15/2038	(134,271,504)
	(10,300,000)	Fannie Mae Guaranteed Pass-Through Certificates 6%
		due 3/01/2016 - 2/15/2038	(10,570,983)
	(4,000,000)	Freddie Mac Mortgage Participation Certificates, 5.50%
		due 2/15/2038	(4,049,904)
		Total TBA Sale Commitments-
		(Proceeds Received - $173,327,492) - (46.0%)	(174,886,216)
		Investments Sold Short
	(50,800,000)	U.S. Treasury Note 4% due 8/31/2009	(52,260,500)
	(34,500,000)	U.S. Treasury Note 4.125% due 8/31/2012	(36,497,240)
	(1,050,000)	U.S. Treasury Note 4.25% due 11/15/2017	(1,102,664)
	(1,425,000)	U.S. Treasury Note 4.75% due 2/15/2037	(1,518,070)
		Total Investments Sold Short -
		(Proceeds Received - $87,866,617) - (24.0%)	(91,378,474)
	Number of
	Contracts+	Options Written
Call Options	4	Pay a fixed rate of 5.01% and receive a floating rate based on 3-
		month USD LIBOR, expiring November 2008, Broker UBS A.G. (k)	(252,758)
	7	Pay a fixed rate of 5.115% and receive a floating rate based on 3-
		month LIBOR, expiring March 2008, Broker Lehman Brothers
		Special Financing (k)	(492,786)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Number of
	Contracts	Options Written	Value
	6+	Pay a fixed rated of 5.135% and receive a floating rate based on 3-
		month LIBOR, expiring April 2008, Broker Barclays Bank Plc (k)	$(396,726)
	5+	Pay a fixed rated of 5.485% and receive a floating rate based on
		expiring 3-month LIBOR, expiring October 2009 Broker JPMorgan	(373,072)
		Chase (k)
	12+	Pay a fixed rated of 5.67% and receive a floating rate based on 3-
		month LIBOR, expiring January 2010, Broker Citibank NA (k)	(1,002,379)
	59	U.S. Treasury bond at USD 112, expiring February 2008	(77,437)
			(2,595,158)
Put Options	4+	Receive a fixed rate of 5.01% and pay a floating rate based on 3-
		month USD LIBOR, expiring November 2008, Broker UBS (k)	(67,659)
	7+	Receive a fixed rate of 5.115% and pay a floating rate based on 3-
		month LIBOR, expiring March 2008, Broker Lehman Brothers
		Special Financing (k)	(10,775)
	6+	Receive a fixed rate of 5.135% and pay a floating rate based on 3-
		month LIBOR, expiring April 2008, Broker Barclays Bank Plc (k)	(11,389)
	5+	Receive a fixed rate of 5.485% and pay a floating rate based on 3-
		month LIBOR, expiring October 2009, Broker JPMorgan Chase (k)	(124,693)
	12+	Receive a fixed rate of 5.67% and pay a floating rate based on 3-
		month LIBOR, expiring January 2010, Broker Citibank NA (k)	(263,537)
			(478,053)
		Total Options Written (Premiums Paid - $2,757,852) - (0.8%)	(3,073,211)
		Total Investments Net of TBA Sale Commitments, Investments
		Sold Short and Options Written
		(Cost - $480,615,340) - 124.6%	473,824,894
		Liabilities in Excess of Other Assets - (24.6%)	(93,538,856)
		Net Assets - 100.0%	$380,286,038
*	The cost and unrealized appreciation and (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$745,611,897
	Gross unrealized appreciation	$12,365,291
	Gross unrealized depreciation	(14,814,393)
	Net unrealized depreciation	$(2,449,102)
**	Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original payment.
+	One contract represents a notional amount of $1,000,000.
(a)	Floating rate security.
(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)	Represents a step bond.
(d)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing. (f) Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
(g)	Represents the interest only portion of an asset-backed or mortgage-backed security and has either a nominal or notional amount of principal.
(h)	All or a portion of security held as collateral in connection with open financial futures contracts.
(i)	Represents the principal only portion of a mortgage backed security.
(j)	The security is a perpetual bond and has no stated maturity date.
(k)

The European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(l)	All or a portion of security held as collateral in connection with open reverse repurchase agreements.
•	Reverse repurchase agreement outstanding as of January 31, 2008 was as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclays Capital, Inc.	5.37%	8/06/2007	TBD	$7,421,455	$7,229,500
Barclays Capital, Inc.	5.37%	8/06/2007	TBD	$2,001,160	$1,949,400
Barclays Capital, Inc.	5.37%	8/07/2007	TBD	$652,227	$635,357
Barclays Capital, Inc.	5.38%	8/13/2007	TBD	$1,427,572	$1,391,796
Barclays Capital, Inc.	5.40%	8/15/2007	TBD	$2,396,243	$2,337,000
Barclays Capital, Inc.	5.40%	8/17/2007	TBD	$1,354,789	$1,321,488
Barclays Capital, Inc.	5.40%	8/17/2007	TBD	$2,084,273	$2,033,040
Barclays Capital, Inc.	5.40%	8/17/2007	TBD	$2,564,989	$2,501,940
Barclays Capital, Inc.	5.40%	8/17/2007	TBD	$1,651,966	$1,611,360
Barclays Capital, Inc.	5.40%	8/21/2007	TBD	$1,098,351	$1,071,980
Barclays Capital, Inc.	5.42%	8/22/2007	TBD	$2,806,234	$2,739,420
Barclays Capital, Inc.	5.42%	8/22/2007	TBD	$1,741,086	$1,699,632
Barclays Capital, Inc.	5.38%	9/13/2007	TBD	$1,188,527	$1,164,000
Barclays Capital, Inc.	5.38%	9/13/2007	TBD	$1,705,190	$1,670,000
Barclays Capital, Inc.	5.38%	9/13/2007	TBD	$857,700	$840,000
Barclays Capital, Inc.	5.38%	9/13/2007	TBD	$1,956,087	$1,916,000
Barclays Capital, Inc.	5.35%	9/14/2007	TBD	$2,112,149	$2,069,100
Credit Suisse
Securities LLC	5.40%	8/17/2007	TBD	$2,239,002	$2,184,925
Credit Suisse
Securities LLC	5.40%	8/17/2007	TBD	$2,006,461	$1,958,000
Credit Suisse
Securities LLC	5.40%	8/17/2007	TBD	$2,129,661	$2,078,225
Credit Suisse
Securities LLC	5.40%	8/17/2007	TBD	$1,941,901	$1,895,000
Credit Suisse
Securities LLC	5.40%	8/20/2007	TBD	$623,243	$608,190
Credit Suisse
Securities LLC	5.55%	8/29/2007	TBD	$1,205,125	$1,177,000
Credit Suisse
Securities LLC	5.55%	8/29/2007	TBD	$1,188,527	$1,164,000
Credit Suisse
Securities LLC	5.60%	8/30/2007	TBD	$1,628,089	$1,590,000
Credit Suisse
Securities LLC	5.10%	10/17/2007	TBD	$4,334,121	$4,270,000
Credit Suisse
Securities LLC	4.85%	10/31/2007	TBD	$2,332,402	$2,303,847
Credit Suisse
Securities LLC	3.25%	1/31/2008	2/01/2008	$701,063	$701,000
Lehman Brothers, Inc.	4.40%	12/14/2007	TBD	$2,085,498	$2,073,838
Lehman Brothers, Inc.	4.25%	1/11/2008	2/12/2008	$28,996,936	$28,898,000
Lehman Brothers, Inc.	4.15%	1/15/2008	2/12/2008	$1,702,478	$1,697,000
Lehman Brothers, Inc.	3.60%	1/22/2008	2/12/2008	$3,296,909	$3,290,000
Lehman Brothers, Inc.	2.10%	1/31/2008	2/01/2008	$1,239,204	$1,239,131
Lehman Brothers
International	5.00%	12/03/2007	TBD	$3,414,938	$3,412,000

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Lehman Brothers
International	5.00%	12/03/2007	TBD	$1,584,363	$1,583,000
Lehman Brothers
International	5.00%	12/05/2007	TBD	$1,917,322	$1,902,000
Lehman Brothers
International	5.00%	12/11/2007	TBD	$1,990,271	$1,976,000
Lehman Brothers
International	5.00%	12/11/2007	TBD	$3,031,739	$3,010,000
Lehman Brothers
International	5.00%	12/11/2007	TBD	$2,587,554	$2,569,000
Lehman Brothers
International	5.00%	12/11/2007	TBD	$593,531	$589,275
Lehman Brothers
International	5.00%	12/11/2007	TBD	$2,950,068	$2,928,915
Lehman Brothers
International	4.11562%	12/11/2007	TBD	$4,116,154	$4,078,850
Lehman Brothers
International	4.75%	12/14/2007	TBD	$2,179,146	$2,166,000
Lehman Brothers
International	4.75%	12/14/2007	TBD	$2,012,768	$2,000,625
Lehman Brothers
International	4.75%	12/14/2007	TBD	$2,150,977	$2,138,000
Lehman Brothers
International	4.75%	12/14/2007	TBD	$505,022	$501,975
Lehman Brothers
International	4.75%	12/21/2007	TBD	$2,159,904	$2,148,000
Lehman Brothers
International	4.75%	12/21/2007	TBD	$1,562,612	$1,554,000
Lehman Brothers
International	4.75%	12/21/2007	TBD	$1,316,254	$1,309,000
Lehman Brothers
International	4.75%	12/21/2007	TBD	$1,472,113	$1,464,000
Lehman Brothers
International	4.75%	12/21/2007	TBD	$1,237,751	$1,230,930
Lehman Brothers
International	4.75%	12/26/2007	TBD	$1,404,886	$1,398,061
Lehman Brothers
International	4.75	12/28/2007	TBD	$1,200,045	$1,195,000
Total				$132,058,036	$130,463,800
•	Financial futures contracts purchased as of January 31, 2008 were as follows:
	Number of			Expiration		Unrealized
	Contracts	Issue	Exchange	Date	Face Value	Appreciation
	1,242	30-Year U.S. Treasury Bond	Chicago	March 2008	$146,924,482	$1,261,643
	285	10-Year U.S. Treasury Bond	Chicago	March 2008	$32,485,987	$778,857
	37	EuroBobl Futures	Eurex	March 2008	$6,025,000	$58,055
	75	EuroBond Futures	Frankfurt	March 2008	$12,894,374	$116,865
	Total Unrealized Appreciation					$2,215,420
•	Financial futures contracts sold as of January 31, 2008 were as follows:
	Number of			Expiration		Unrealized
	Contracts	Issue	Exchange	Date	Face Value	Appreciation
	285	2-Year U.S. Treasury Bond	Chicago	March 2008	$62,768,372	$(984,034)
	1,870	5-Year U.S. Treasury Bond	Chicago	March 2009	$205,242,811	$(6,067,189)
	Total Unrealized Depreciation					$(7,051,223)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
• Swaps outstanding as of January 31, 2008 were as follows:
		Unrealized
		Appreciation
	Notional Amount	(Depreciation)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$44,500,000	$1,402,415

Receive a fixed rate of 4.7709% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$30,700,000	908,476

Receive a fixed rate of 4.62377% and pay a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires September 2009	$50,000,000	1,362,987

Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009	$12,400,000	262,588

Receive a fixed rate of 4.055% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires December 2009	$12,600,000	256,278

Pay a fixed rate of 3.565% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires January 2010	$12,600,000	(139,474)

Pay a fixed rate of 3.6625% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires January 2010	$12,100,000	(156,018)

Receive a fixed rate of 5% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires November 2010	$5,000,000	259,555

Pay a fixed rate of 4.922% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2011	$14,800,000	(760,763)

Receive a fixed rate of 5.496% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires July 2011	$27,900,000	2,102,974

Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires November 2011	$3,100,000	181,998

Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires November 2011	$3,200,000	196,877

Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011	$10,000,000	528,262

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
		Unrealized
		Appreciation
	Notional Amount	(Depreciation)
Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires January 2012	$12,000,000	$(716,766)

Pay a fixed rate of 5.58875% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs
Expires July 2012	$46,800,000	(4,100,783)

Receive a fixed rate of 5.07625% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires August 2012	$91,000,000	6,176,251

Receive a fixed rate of 5.10531% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs
Expires August 2012	$21,600,000	1,494,349

Receive a fixed rate of 5.0565% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires August 2012	$54,600,000	3,662,699

Receive a fixed rate of 4.9034% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires September 2012	$35,000,000	2,087,942

Receive a fixed rate of 4.856% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2012	$10,300,000	602,603

Receive a fixed rate of 4.32% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires November 2012	$11,700,000	410,044

Receive a fixed rate of 4.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs
Expires November 2012	$2,925,000	108,658

Receive a fixed rate of 4.4062% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires November 2012	$44,100,000	1,707,481

Pay a fixed rate of 4.2424% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012	$50,000,000	(1,553,171)

Pay a fixed rate of 4.51% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires October 2014	$13,800,000	(532,624)

Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2014	$27,500,000	(876,688)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
		Unrealized
		Appreciation
	Notional Amount	(Depreciation)
Receive a fixed rate of 5.005% and pay a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires October 2014	$10,500,000	$701,335

Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires May 2015	$3,000,000	(103,402)

Receive a fixed rate of 4.3715% and pay a floating rate based on 3-month LIBOR
Municipal Swap Index rate
Broker, UBS Warburg
Expires June 2015	$5,200,000	145,678

Receive a fixed rate of 4.67% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires September 2015	$8,000,000	343,004

Receive a fixed rate of 5.723% and pay a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires July 2016	$5,200,000	598,598

Receive a fixed rate of 5.295% and pay a floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires February 2017	$12,000,000	1,030,393

Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017	$5,000,000	(333,839)

Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2017	$800,000	64,412

Pay a fixed rate of 5.85% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,000,000	(127,404)

Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,400,000	(166,279)

Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,800,000	(186,753)

Pay a fixed rate of 5.6825% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2017	$5,100,000	(580,488)

Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires July 2017	$7,200,000	(796,713)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
		Unrealized
		Appreciation
	Notional Amount	(Depreciation)
Pay a fixed rate of 5.775% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires July 2017	$13,600,000	$(1,649,481)

Pay a fixed rate of 5.155% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires September 2017	$12,000,000	(864,565)

Pay a fixed rate of 5.04015% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires September 2017	$12,500,000	(791,068)

Pay a fixed rate of 5.26054% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2017	$5,700,000	(458,505)

Pay a fixed rate of 5.307% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	$6,000,000	(509,842)

Pay a fixed rate of 5.3075% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank, Plc
Expires October 2017	$15,300,000	(1,292,358)

Pay a fixed rate of 5.01387% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$10,000,000	(627,031)

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	$9,405,000	839,347

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2027	$1,550,000	136,130

Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires September 2027	$8,900,000	(705,661)

Pay a fixed rate of 5.09% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires December 2027	$3,600,000	(156,739)

Pay a fixed rate of 5.0605% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires November 2037	$6,900,000	(271,153)

Pay a fixed rate of 5.06276% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires December 2037	$1,400,000	(54,030)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments as of January 31, 2008
		Unrealized
		Appreciation
	Notional Amount	(Depreciation)
Pay a fixed rate of 5.0639% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2037	$1,400,000	$(54,277)

Pay a fixed rate of 4.785% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires January 2038	$2,100,000	10,805

Pay a fixed rate of 4.601% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2038	$5,000,000	169,149

Pay a fixed rate of 4.8325% and receive a floating rate based on the 3-month USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2038	$6,100,000	(17,874)
Total		$9,167,539

        TBD To be determined

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: March 24, 2008